UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-21061

Aetos Multi-Strategy Arbitrage Fund, LLC

(Exact name of registrant as specified in charter)

c/o Aetos Alternatives Management, LP

875 Third Avenue, 22nd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Marc Baum

Aetos Alternatives Management, LP

875 Third Avenue, 22nd Floor

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

(Delaware Limited Liability Companies)

Financial Statements (Unaudited)

July 31, 2026

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of each period. The Funds’ Forms N-PORT are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT THE FUNDS' MANAGERS

The Funds' Statement of Additional Information includes information about the Funds' Managers and is available without charge, upon request, by calling 1-212-201-2500 and by visiting the Commission’s website at www.sec.gov.

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2026

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Credit - Convertible Arbitrage (4)
Aequim Arbitrage Fund LP	06/01/19 - 01/01/21	$9,066,507	$19,475,360	13.21%	Quarterly (7)
Total Credit - Convertible Arbitrage		9,066,507	19,475,360	13.21

The accompanying notes are an integral part of the financial statements	1

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2026

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Event Driven Arbitrage (5)
Davidson Kempner Partners	03/01/11 - 07/01/12	$12,545,579	$29,973,467	20.33%	Semi-Annual
Farallon Capital Offshore Investors, Inc.	05/01/10 - 04/01/12	10,807,830	31,604,953	21.44	Semi-Annual (7)
Governors Lane Onshore Fund LP	08/01/16	8,671,717	18,611,073	12.63	Quarterly (7)
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,835	162,822	0.11	In Liquidation (8)
Total Event Driven Arbitrage		32,304,961	80,352,315	54.51

Fixed Income Arbitrage (6)
FFIP, L.P.	04/01/12	6,756,154	16,468,128	11.17	Annual (7)
Parsec Onshore Partners, L.P.	03/01/25	4,000,000	4,465,606	3.03	Monthly
Parsec Plus Onshore Partners, L.P.	04/01/26	11,948,141	12,294,045	8.34	Monthly (9)
Total Fixed Income Arbitrage		22,704,295	33,227,779	22.54

Total investments in Portfolio Funds		64,075,763	133,055,454	90.26

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 3.473% (3) (Shares 14,849,914)		14,849,914	14,849,914	10.07

Total investments		$78,925,677	$147,905,368	100.33%

The accompanying notes are an integral part of the financial statements	2

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2026

(1)	Percentages are based on Members’ Capital of $147,404,545.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 07/31/26.
(4)	Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.
(5)	Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(6)	Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.
(7)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(8)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.
(9)	Portfolio Fund subject to lock-up provision up to one year.

The aggregate cost of investments for tax purposes was $118,537,095. Net unrealized appreciation on investments for tax purposes was $29,368,273 consisting of $34,346,452 of gross unrealized appreciation and $4,978,179 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 90.26% of Members’ Capital, have been fair valued using NAV as a practical expedient.

The accompanying notes are an integral part of the financial statements	3

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2026

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Distressed - Long Biased (4)
Centerbridge Credit Partners, L.P.	11/01/20	$2,246,430	$3,543,199	10.94%	In Liquidation (7)
Davidson Kempner Distressed Opportunities Fund LP	11/01/20	1,797,869	2,619,626	8.09	In Liquidation (7)
Total Distressed - Long Biased		4,044,299	6,162,825	19.03

The accompanying notes are an integral part of the financial statements	4

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2026

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Distressed - Variable Biased (5)
Anchorage Capital Partners, L.P.	04/01/09 - 11/01/20	$6,139,030	$9,274,259	28.62%	In Liquidation (7)
Carronade Capital Partners, LP	07/01/21	3,935,784	5,562,119	17.17	Quarterly (6)
King Street Capital, L.P.	07/01/08	3,218,600	5,347,689	16.51	Quarterly (6) (8)
KSFS LP Parallel SIP 1, L.L.C.	07/01/26	624,454	624,454	1.93	In Liquidation (7)
Total Distressed - Variable Biased		13,917,868	20,808,521	64.23

Total investments in Portfolio Funds		17,962,167	26,971,346	83.26

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 3.473% (3) (Shares 5,749,175)		5,749,175	5,749,175	17.74

Total investments		$23,711,342	$32,720,521	101.00%

(1)	Percentages are based on Members’ Capital of $32,399,208.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 07/31/26.
(4)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.
(5)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.
(6)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(7)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

(8)	All or a portion of the investment represents interests in side pockets. See Note 5.

The aggregate cost of investments for tax purposes was $34,754,053. Net unrealized depreciation on investments for tax purposes was $2,033,532 consisting of $1,436,829 of gross unrealized appreciation and $3,470,361 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 83.26% of Members’ Capital, have been fair valued using NAV as a practical expedient.

The accompanying notes are an integral part of the financial statements	5

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2026

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Directional Equity (4)
Egerton Capital Partners, L.P.	05/01/15	$3,738,914	$11,381,196	5.95%	Monthly
Sachem Head LP	09/01/17	1,669,770	7,524,390	3.93	Quarterly (7)
The Children's Investment Fund LP	05/01/20	1,945,182	5,017,791	2.62	Monthly
Total Directional Equity		7,353,866	23,923,377	12.50

The accompanying notes are an integral part of the financial statements	6

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2026

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Equity Hedged - Generalist (5)
Junto Capital Partners LP	08/01/19 - 10/01/19	$12,214,629	$21,013,430	10.98%	Quarterly (7)
Kings Court Capital Onshore Fund	11/01/25 - 06/01/26	12,500,000	14,068,237	7.35	Quarterly (9)
Lakewood Capital Partners, LP	05/01/19	6,115,497	12,167,346	6.36	Quarterly
MW Market Neutral TOPS Fund	10/01/20	4,348,244	15,020,783	7.85	Monthly
MW TOPS Fund	05/01/19	6,838,174	12,519,290	6.54	Monthly
Naya Fund LP	07/01/19	3,198,305	7,088,599	3.70	Quarterly
Viking Global Equities LP	11/01/07 - 03/01/11	5,075,615	21,361,119	11.16	Annual
Voleon Institutional Strategies Fund LP	12/01/25 - 06/01/26	13,500,000	13,483,875	7.05	Annual
Total Equity Hedged - Generalist		63,790,464	116,722,679	60.99

Equity Hedged - Sector Specialist (6)
Encompass Capital Fund L.P.	05/01/22	1,938,508	1,898,270	0.99	Quarterly (7)
Long Pond Capital QP Fund, LP	02/01/14	1,220,979	3,117,693	1.63	Quarterly (7)
Night Squared Onshore LP	02/01/26 - 05/01/26	9,000,000	9,487,751	4.96	Quarterly (7)(8)
Regents Gate Capital Fund LP	05/01/26	5,000,000	4,928,248	2.58	Quarterly (7)(8)
Woodline Fund LP	08/01/20 - 04/01/21	11,235,784	19,931,848	10.42	Quarterly (7)
Total Equity Hedged - Sector Specialist		28,395,271	39,363,810	20.58

Total investments in Portfolio Funds		99,539,601	180,009,866	94.07

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 3.473% (3) (Shares 11,720,346)		11,720,346	11,720,346	6.12

Total investments		$111,259,947	$191,730,212	100.19%

The accompanying notes are an integral part of the financial statements	7

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2026

(1)	Percentages are based on Members’ Capital of $191,354,133.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 07/31/26.
(4)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.
(5)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.
(6)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.
(7)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(8)	Portfolio Fund subject to lock-up provision up to one year.
(9)	Portfolio Fund subject to lock-up provision up to two years.

The aggregate cost of investments for tax purposes was $168,815,070. Net unrealized appreciation on investments for tax purposes was $22,915,143 consisting of $26,105,823 of gross unrealized appreciation and $3,190,680 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.07% of Members’ Capital, have been fair valued using NAV as a practical expedient.

The accompanying notes are an integral part of the financial statements	8

Statements of Assets and Liabilities

July 31, 2026

(Unaudited)

		Aetos
	Aetos	Distressed	Aetos
	Multi-Strategy	Investment	Long/Short
	Arbitrage	Strategies	Strategies
	Fund, LLC	Fund, LLC	Fund, LLC
Assets
Investments in Portfolio Funds and Money Market Investment, at cost	$78,925,677	$23,711,342	$111,259,947
Investments in Portfolio Funds and Money Market Investment, at value	$147,905,368	$32,720,521	$191,730,212
Cash	—	85,268	—
Dividend receivable	41,631	15,485	18,063
Receivable for sale of investments	—	—	192,962
Other assets	8,508	8,870	9,084
Total assets	147,955,507	32,830,144	191,950,321

Liabilities
Redemptions of Interests payable	98,374	20,539	125,227
Investment management fees payable	67,591	14,856	87,744
Professional fees payable	345,432	366,652	327,607
Board of Managers’ fees payable	22,417	22,417	22,417
Withholding Tax payable	10,345	4,294	23,736
Other accrued expenses	6,803	2,178	9,457
Total liabilities	550,962	430,936	596,188

Commitments and contingencies (see Note 7)

Net Members’ Capital	$147,404,545	$32,399,208	$191,354,133

The accompanying notes are an integral part of the financial statements	9

Statements of Operations

For the six-month period ended July 31, 2026

(Unaudited)

		Aetos
	Aetos	Distressed	Aetos
	Multi-Strategy	Investment	Long/Short
	Arbitrage	Strategies	Strategies
	Fund, LLC	Fund, LLC	Fund, LLC
Investment income:
Dividends from money market funds	$238,726	$90,363	$123,841
Total investment income	238,726	90,363	123,841

Expenses:
Investment management fees	400,843	89,610	522,181
Administration fees	137,410	32,595	178,738
Board of Managers’ fees	44,833	44,833	44,833
Professional fees	202,573	206,423	196,698
Custodian fees	17,353	3,423	26,341
Registration fees	5,000	5,000	5,000
Printing fees	5,549	5,549	5,549
Other expenses	15,331	9,248	18,493
Total expenses	828,892	396,681	997,833
Net investment loss	(590,166)	(306,318)	(873,992)

Net realized gain on Portfolio Funds sold	9,085,257	848,934	17,733,879
Net change in unrealized appreciation/(depreciation) on investments in Portfolio Funds	(3,050,135)	200,821	(12,700,338)
Net increase in Members’ Capital derived from investment activities	$5,444,956	$743,437	$4,159,549

The accompanying notes are an integral part of the financial statements	10

Statements of Changes in Members’ Capital

For the six-month period ended July 31, 2026 and the year ended January 31, 2026

(Unaudited)

	Aetos Multi-Strategy Arbitrage Fund, LLC		Aetos Distressed Investment Strategies Fund, LLC
	2/1/26–	2/1/25 –	2/1/26 –	2/1/25 –
	7/31/26	1/31/26	7/31/26	1/31/26
From investment activities:
Net investment loss	$(590,166)	$(1,566,142)	$(306,318)	$(503,022)
Net realized gain on Portfolio Funds sold	9,085,257	21,521,612	848,934	2,435,857
Net change in unrealized appreciation/(depreciation) on investments in Portfolio Funds	(3,050,135)	(7,348,099)	200,821	(2,661,882)
Net increase/(decrease) in Members’ Capital derived from investment activities	5,444,956	12,607,371	743,437	(729,047)

Distributions:
Tax withholding on behalf of foreign investors	(54,592)	(34,125)	(13,820)	(106,976)
Refund of tax withholding on behalf of foreign investors	1,630	1,496	32,695	15,030
Total distributions	(52,962)	(32,629)	18,875	(91,946)

Members’ Capital transactions:
Proceeds from sales of Interests	14,667	3,509,167	14,667	899,167
Repurchase of Interests (1)	(2,365,672)	(26,985,417)	(493,654)	(9,325,568)
Net decrease in Members’ Capital derived from capital transactions	(2,351,005)	(23,476,250)	(478,987)	(8,426,401)
Net increase/(decrease) in Members’ Capital	3,040,989	(10,901,508)	283,325	(9,247,394)
Members’ Capital at beginning of period	144,363,556	155,265,064	32,115,883	41,363,277
Members’ Capital at end of period	$147,404,545	$144,363,556	$32,399,208	$32,115,883

(1) See Note 1 for details of Repurchase of Interests during the period 2/1/26 – 7/31/26.

The accompanying notes are an integral part of the financial statements	11

Statements of Changes in Members’ Capital (Continued)

For the six-month period ended July 31, 2026 and the year ended January 31, 2026

(Unaudited)

	Aetos Long/Short Strategies Fund, LLC
	2/1/26 – 7/31/26	2/1/25 – 1/31/26
From investment activities:
Net investment loss	$(873,992)	$(1,469,552)
Net realized gain on Portfolio Funds sold	17,733,879	26,396,763
Net change in unrealized depreciation on investments in Portfolio Funds	(12,700,338)	(8,610,526)
Net increase in Members’ Capital derived from investment activities	4,159,549	16,316,685

Distributions:
Tax withholding on behalf of foreign investors	(20,845)	(25,806)
Refund of tax withholding on behalf of foreign investors	—	212
Total distributions	(20,845)	(25,594)

Members’ Capital transactions:
Proceeds from sales of Interests	14,667	4,379,167
Repurchase of Interests (1)	(3,720,078)	(34,938,564)
Net decrease in Members’ Capital derived from capital transactions	(3,705,411)	(30,559,397)
Net increase/(decrease) in Members’ Capital	433,293	(14,268,306)
Members’ Capital at beginning of period	190,920,840	205,189,146
Members’ Capital at end of period	$191,354,133	$190,920,840

(1) See Note 1 for details of Repurchase of Interests during the period 2/1/26 – 7/31/26.

The accompanying notes are an integral part of the financial statements	12

Statements of Cash Flows

For the six-month period ended July 31, 2026

		Aetos
	Aetos	Distressed	Aetos
	Multi-Strategy	Investment	Long/Short
	Arbitrage	Strategies	Strategies
	Fund, LLC	Fund, LLC	Fund, LLC
Cash flows from operating activities
Net increase/(decrease) in Members’ Capital derived from investment activities	$5,444,956	$743,437	$4,159,549
Adjustments to reconcile net increase/(decrease) in Members’ Capital derived from investment activities to net cash provided by/(used in) operating activities
Purchases of Portfolio Funds	(11,948,142)	(624,454)	(25,000,000)
Net Purchases of Money Market Investments	(13,825,126)	(1,469,924)	(1,968,654)
Sales of Portfolio Funds	29,967,214	1,947,627	33,094,892
Net realized gain on Portfolio Funds sold	(9,085,257)	(848,934)	(17,733,879)
Net change in unrealized (appreciation)/depreciation on investments in Portfolio Funds	3,050,135	(200,821)	12,700,338
Decrease in due from affiliate	1,529	510	2,078
(Increase)/decrease in dividend receivable	(2,955)	4,132	51,157
Decrease in investment management fees payable	(75,521)	(16,484)	(101,569)
Decrease in Administration fees payable	(29,139)	(12,199)	(36,270)
Increase in professional fees payable and other accrued expenses	18,775	35,458	12,799
Increase in other assets	(8,508)	(8,870)	(9,084)
Net cash provided by/(used in) operating activities	3,507,961	(450,522)	5,171,357

Cash flows from financing activities
Tax withholding on behalf of foreign investors	(46,985)	(10,591)	(990)
Refund of tax withholding on behalf of foreign investors	1,630	32,695	—
Proceeds from sales of Interests	14,667	14,667	14,667
Repurchases of Interests	(3,477,273)	(839,120)	(5,185,034)
Net cash used in financing activities	(3,507,961)	(802,349)	(5,171,357)

Net change in cash	—	(1,252,871)	—
Cash, beginning of period	—	1,338,139	—
Cash, end of period	$—	$85,268	$—

The accompanying notes are an integral part of the financial statements	13

Financial Highlights

	Aetos Multi-Strategy Arbitrage Fund, LLC
	2/1/26 - 07/31/26		2/1/25 - 01/31/26	2/1/24 - 01/31/25	2/1/23 - 01/31/24	2/1/22 - 01/31/23
Total return(1)	3.82%		8.21%	10.26%	5.41%	3.86%
Net assets, end of period (000's)	$147,405		$144,364	$155,265	$194,511	$379,572
Ratios to average net assets:
Expenses(2)(3)	1.15	%(4)	1.11%	0.96%	0.85%	0.76%
Net investment loss	(0.82)	%(4)	(0.98)%	(0.63)%	(0.76)%	(0.70)%
Portfolio turnover rate(5)	9.15%		2.60%	0.00%	0.00%	0.00%

	Aetos Distressed Investment Strategies Fund, LLC
	2/1/26 - 07/31/26		2/1/25 - 01/31/26	2/1/24 - 01/31/25	2/1/23 - 01/31/24	2/1/22 - 01/31/23
Total return(1)	2.32%		(1.66)%	3.77%	1.08%	(1.03)%
Net assets, end of period (000's)	$32,399		$32,116	$41,363	$58,470	$96,615
Ratios to average net assets:
Expenses(2)(3)	2.46	%(4)	2.06%	1.71%	1.50%	1.11%
Net investment loss	(1.90)	%(4)	(1.35)%	(1.36)%	(1.11)%	(1.00)%
Portfolio turnover rate(5)	2.28%		0.00%	0.00%	0.00%	0.00%

	Aetos Long/Short Strategies Fund, LLC
	2/1/26 - 07/31/26		2/1/25 - 01/31/26	2/1/24 - 01/31/25	2/1/23 - 01/31/24	2/1/22 - 01/31/23
Total return(1)	2.28%		8.00%	12.70%	11.68%	1.70%
Net assets, end of period (000's)	$191,354		$190,921	$205,189	$256,039	$469,503
Ratios to average net assets:
Expenses(2)(3)	1.06	%(4)	1.00%	0.89%	0.80%	0.75%
Net investment loss	(0.93)	%(4)	(0.70)%	(0.71)%	(0.68)%	(0.69)%
Portfolio turnover rate(5)	16.65%		5.13%	0.00%	0.00%	7.30%

(1)	Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2)	Expense ratios do not reflect the Fund’s proportionate share of expenses of the Portfolio Funds.
(3)	The expense ratios do not include the Program Fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(4)	Annualized.
(5)	Portfolio turnover rate for periods less than one year have not been annualized.

The accompanying notes are an integral part of the financial statements	14

Notes to Financial Statements

July 31, 2026

(Unaudited)

1. Organization

The Aetos Multi-Strategy Arbitrage Fund, LLC, the Aetos Distressed Investment Strategies Fund, LLC, and the Aetos Long/Short Strategies Fund, LLC (collectively the “Funds” or “Master Funds” and individually a “Fund” or “Master Fund”) were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, non-diversified, management investment companies. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 - Financial Services - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). Each Fund is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) (“Portfolio Funds”) that utilize a variety of alternative investment strategies that seek to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LP serves as the Investment Manager to the Funds.

The Funds operate under a master fund/feeder fund structure. The Feeder Funds (as defined below) invest substantially all of their investable assets in the Master Funds. As of July 31, 2026 the Feeder Funds’ beneficial ownership of their corresponding Master Funds’ members’ capital are 91%, 89%, 88%, 1%, 1% and 1%, for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund, Aetos Capital Distressed Investment Strategies Cayman Fund, Aetos Capital Long/Short Strategies Cayman Fund, Aetos Capital Multi-Strategy Arbitrage Cayman Fund II, Aetos Capital Distressed Investment Strategies Cayman Fund II and Aetos Capital Long/Short Strategies Cayman Fund II (collectively the “Feeder Funds” and individually a “Feeder Fund”) respectively. The Investment Manager may receive an additional management fee and/or an incentive fee at the feeder fund level.

The principal investment objective of each Fund is as follows:

Aetos Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

15

Notes to Financial Statements (Unaudited) (continued)

1. Organization (continued)

The Funds may offer, from time to time, to repurchase outstanding members’ interests (“Interests”) pursuant to written tenders by members. The Funds may offer to repurchase Interests four times each year, subject to holdback, as of the last business day of March, June, September and December. However, repurchase offers will only be made at such times and on such terms as may be determined by the Funds’ Board of Managers (the “Board”) in its sole discretion.

Interests may be purchased at net asset value on the first business day of each calendar month or at such other times as may be determined by the Board.

The following table presents the repurchase offers that occurred during the period ended July 31, 2026:

Aetos Multi-Strategy Arbitrage Fund, LLC
	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	March 1, 2026	June 1, 2026
Repurchase Request Deadline	March 31, 2026	June 30, 2026
Repurchase Pricing Date	March 31, 2026	June 30, 2026
Amount Repurchased	$1,600,370	$765,302

Total amount repurchased during the period ended July 31, 2026 was $2,365,672.

Aetos Distressed Investment Strategies Fund, LLC
	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	March 1, 2026	June 1, 2026
Repurchase Request Deadline	March 31, 2026	June 30, 2026
Repurchase Pricing Date	March 31, 2026	June 30, 2026
Amount Repurchased	$245,357	$248,297

Total amount repurchased during the period ended July 31, 2026 was $493,654.

Aetos Long/Short Strategies Fund, LLC
	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	March 1, 2026	June 1, 2026
Repurchase Request Deadline	March 31, 2026	June 30, 2026
Repurchase Pricing Date	March 31, 2026	June 30, 2026
Amount Repurchased	$2,899,280	$820,798

Total amount repurchased during the period ended July 31, 2026 was $3,720,078.

The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), which has not affected each Fund’s financial position or results of operations. The Managing Directors of Aetos Alternatives Management, LP, in its capacity as Investment Manager, act as each Fund's Chief Operating Decision Maker (“CODM”), as defined in Topic 280, assessing performance and making decisions about resource allocation.

16

Notes to Financial Statements (Unaudited) (continued)

1. Organization (continued)

The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Investment Manager. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates, and such differences could be material.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Board has designated the Investment Manager as a “Valuation Designee” to perform fair value determinations for the Funds’ investments, subject to Board oversight.

The Investment Manager has established a Valuation Committee that has oversight responsibility for the valuation of each of the Funds’ investments in Portfolio Funds. Members of the Valuation Committee include key members of the Investment Manager’s Senior Management, Compliance, Due Diligence and Risk Management teams.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value using the net asset value per share (or its equivalent) as a practical expedient as determined by the Funds’ Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund’s pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds.

17

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

As a general matter, the fair value of the Funds’ interests in Portfolio Funds will represent the amount that the Funds could reasonably expect to receive from the Portfolio Funds if the Funds’ interests were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is determined and that the Funds believe to be reliable.

The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds and any restrictions on or illiquidity of the interests in the Portfolio Funds, in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts a Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments in open-end registered investment companies are valued at net asset value (“NAV”).

The FASB issued ASC Topic 820, Fair Value Measurements and Disclosures which establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation. The levels of the fair value hierarchy are as follows:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

●	Level 3 – Inputs that are unobservable.

Inputs broadly refer to assumptions that market participants use to make valuation decisions, including assumptions about risk. ASC Topic 820 permits the Investment Manager to estimate the fair value of the investments in the Portfolio Funds at the net asset value reported by the Portfolio Funds if the net asset value is calculated in a manner consistent with the measurement principles of ASC Topic 946. The Investment Manager evaluates each Portfolio Fund individually to determine that its net asset value is calculated in a manner consistent with ASC Topic 946.

18

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The Investment Manager also considers whether an adjustment to the net asset value reported by the Portfolio Fund is necessary based upon various factors, including, but not limited to, the attributes of the interest in the Portfolio Fund held, including the rights and obligations, and any restrictions on or illiquidity of such interests, and the fair value of such Portfolio Fund’s investment portfolio or other assets and liabilities. The net asset value reported by the Portfolio Funds may be based upon unobservable inputs and a significant change in those unobservable inputs could result in a significantly lower or higher reported net asset value reported for such Portfolio Funds.

Valuations reflected in this report are as of July 31, 2026. As a result, changes in the valuation due to market events and/or issuer related events after the report date and prior to the issuance of the report are not reflected herein.

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of July 31, 2026:

Aetos Multi-Strategy Arbitrage Fund, LLC Strategy

	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$133,055,454
Money Market Investment	14,849,914	—	—	14,849,914
Total Investments	$14,849,914	$—	$—	$147,905,368

Aetos Distressed Investment Strategies Fund, LLC Strategy

	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$26,971,346
Money Market Investment	5,749,175	—	—	5,749,175
Total Investments	$5,749,175	$—	$—	$32,720,521

Aetos Long/Short Strategies Fund, LLC Strategy

	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$180,009,866
Money Market Investment	11,720,346	—	—	11,720,346
Total Investments	$11,720,346	$—	$—	$191,730,212

(1) In accordance with ASC 820 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription in or redemption from the Portfolio Fund.

19

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

C. Fund Income and Expenses

Expenses are recorded on an accrual basis. Each Fund bears its own expenses including, but not limited to, any taxes and investment-related expenses incurred by the Funds (e.g., professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Dividend income is recorded on the ex-dividend date.

D. Allocation of Net Profits and Net Losses

Net profits or net losses of the Funds for each month are allocated among and credited to or debited against the capital accounts of Members as of the last day of each month in accordance with each Member’s respective investment percentage for each Fund.

E. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Funds withhold and pay taxes on foreign Members’ share of U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder. The actual amount of such taxes is not known until all Form K-1s and Form K-3s from Portfolio Funds are received, usually in the following tax year. Prior to the final determination, the amount of tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant. Such withholdings are recorded as distributions in the Statements of Changes in Members’ Capital and are allocated to the individual Members’ Capital accounts to which they apply and are not an expense of the Funds.

The Investment Manager applies the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Investment Manager to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. However, the Investment Manager's conclusions regarding accounting for uncertainty in income taxes may be subject to review and adjustment at a later date based on on-going analyses of tax laws, regulations and interpretations thereof and other factors. As of July 31, 2026 there are no uncertain tax positions. Each of the Fund's federal, state and local tax returns for all open tax years remains subject to examination by the Internal Revenue Service and local tax authorities.

20

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

F. Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

G. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.

H. Cash

Cash is defined as cash on deposit at major financial institutions and is subject to credit risk to the extent cash balances exceed applicable Federal Deposit Insurance Corporation (“FDIC”) limitations. The Funds have not experienced any losses on their deposits of cash, and the Investment Manager believes the risk of such loss to be remote.

3. Investment Manager Fee, Related Party Transactions and Other

The Funds paid the Investment Manager a monthly management fee (the “Management Fee”) at the annual rate of 0.55% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager may also be paid a Program Fee outside of the Funds for services rendered to investors. The Program Fee is paid directly by the investors at an annual rate of up to 0.60% of an investor’s assets in the Funds. The Program Fee may also include an annual performance-based incentive fee outside of the Funds based on the return of an investor’s account with the Investment Manager.

HedgeServ (Cayman) Ltd., a limited company incorporated in the Cayman Islands, (the “Administrator”) provides administration, accounting and investor services to the Funds. In consideration for such services, the Funds pay the Administrator a monthly fee based on their combined prior month-end net assets at an annual rate of 0.10% on the first $500 million of net assets, 0.07% on net assets between $500 million and $750 million and 0.06% on net assets over $750 million and will reimburse the Administrator for certain out-of-pocket expenses. The Funds are subject to a monthly minimum of $18,000 per Master/Feeder structure. Each Fund was allocated its pro-rata share of the monthly fee based upon its prior month-end members’ capital adjusted for capital activity.

21

Notes to Financial Statements (Unaudited) (continued)

3. Investment Manager Fee, Related Party Transactions and Other (continued)

JPMorgan Chase Bank, N.A. acts as the custodian (the “Custodian”) for the Funds’ assets. In consideration for such services, the Funds pay the Custodian a monthly fee, based on their combined month-end portfolio market values, at an annual rate of 0.025% on the first $500 million of portfolio market value, 0.02% on portfolio market value between $500 million and $1 billion and 0.015% on portfolio market value over $1 billion. Each Fund is allocated its pro-rata share of the monthly fee based upon its month-end portfolio market value.

Each member of the Board who is not an “interested person” of the Funds as defined by the 1940 Act receives an annual retainer of $60,000 and regular quarterly meeting fees of $7,000 per meeting (additional meeting fees are $500 per meeting). The chairman of the audit committee receives an additional annual retainer of $5,000. Any member of the Board of Managers who is an “interested person” does not receive any annual or other fee from the Funds. All members of the Board of Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, use of leverage and swap contracts. The Funds’ risk of loss in these Portfolio Funds is limited to the value of their investments in the Portfolio Funds.

5. Risk Factors

Limitations on the Funds’ ability to withdraw their assets from Portfolio Funds may limit the Funds’ ability to repurchase their Interests. For example, many Portfolio Funds impose lock-up periods prior to allowing withdrawals, which can be two years or longer. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as monthly, quarterly, semi-annually, annually or biannually. Many Portfolio Funds may also indefinitely suspend redemptions or establish restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or “gate.” In instances where the primary source of funds to repurchase Interests will be withdrawals from Portfolio Funds, the application of these lock-ups and withdrawal limitations may significantly limit the Funds’ ability to repurchase their Interests.

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. Such risks include those related to the volatility of the equity, credit, and currency markets, the use of leverage associated with certain fixed income strategies, derivative contracts and in connection with short positions, the potential illiquidity of certain instruments and counterparty and broker arrangements.

22

Notes to Financial Statements (Unaudited) (continued)

5. Risk Factors (continued)

Some of the Portfolio Funds in which the Funds invest may invest all or a portion of their assets in securities which are illiquid or are subject to an anticipated event. These Portfolio Funds may create “side pockets” in which to hold these securities. Side pockets are series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Portfolio Fund’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities.

These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the Portfolio Fund’s regular series or classes of shares. Should the Funds seek to liquidate their investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Funds might not be able to fully liquidate their investments without delay, which could be considerable. In such cases, during the period until the Funds are permitted to fully liquidate the investment in the Portfolio Fund, the value of the investment could fluctuate.

The Portfolio Funds may utilize leverage in pursuit of achieving a potentially greater investment return. The use of leverage exposes a Portfolio Fund to additional risk including (i) greater losses from investments than would otherwise have been the case had the Portfolio Fund not used leverage to make the investments; (ii) margin calls or interim margin requirements may force premature liquidations of investment positions; and (iii) losses on investments where the investment fails to earn a return that equals or exceeds the Portfolio Fund’s cost of leverage related to such investment. In the event of a sudden, precipitous drop in the value of a Portfolio Fund’s assets, the Portfolio Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Portfolio Fund.

The Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Fund's net asset value.

The Portfolio Funds may invest in securities of foreign companies that involve special risks and considerations not typically associated with investments in the United States of America, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Portfolio Fund.

Such concentrations may subject the Portfolio Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

23

Notes to Financial Statements (Unaudited) (continued)

5. Risk Factors (continued)

The occurrence of events such as localized wars (e.g., the Russia/Ukraine and United States/Iran conflicts), instability, new epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises, banking sector crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries (e.g., United States and China trade relations), new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union (“EU”), continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term negative effects on the U.S. and worldwide financial markets, and may cause economic uncertainties in the U.S. and worldwide and negatively impact investments in the Funds and Portfolio Funds.

The Funds invest in a limited number of Portfolio Funds and such concentrations may result in additional risk. Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Funds, risks relating to compensation arrangements and risks related to limited liquidity of the Interests.

The Funds and Portfolio Funds are also subject to the risk of losses arising in connection with cybersecurity incidents.

Investments by the Funds and Portfolio Funds may be negatively affected by changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls, changes in interest rates, inflation, reduced liquidity, extreme market volatility or a deterioration of economic conditions in the United States or globally.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Investment Transactions

For the period ended July 31, 2026, purchases and sales of Portfolio Funds were as follows:

Fund	Purchases	Sales
Aetos Multi-Strategy Arbitrage Fund, LLC	$11,948,142	$14,448,142
Aetos Distressed Investment Strategies Fund, LLC	624,454	1,639,519
Aetos Long/Short Strategies Fund, LLC	30,000,000	33,062,455

24

Notes to Financial Statements (Unaudited) (continued)

7. Investments in Portfolio Funds

As of July 31, 2026, collectively the Funds had investments in thirty Portfolio Funds, none of which were related parties. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 0.00% to 2.0% (per annum) of the net assets and incentive fees or allocations of 0.00% to 25% of net profits earned. The Portfolio Funds generally provide for periodic redemptions, with lock-up provisions ranging up to 3 years from initial investment.

The liquidity provisions shown in the following tables apply after any applicable lock-up provisions. Further liquidity detail is also provided in the Schedules of Investments.

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Multi-Strategy Arbitrage Fund, LLC
Funds allowing monthly withdrawals (notice period of 30 days)	2	12.60%
Funds allowing quarterly withdrawals (notice periods ranging from 60 to 65 days)	2	28.62%
Funds allowing semi-annual withdrawals (notice periods ranging from 60 to 65 days)	2	46.28%
Funds allowing annual withdrawals (notice period of 60 days)	1	12.38%
Funds in liquidation	1	0.12%

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Distressed Investment Strategies Fund, LLC
Funds allowing quarterly withdrawals (notice period of 65 days)	2	40.45%
Funds in liquidation	4	59.55%

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Long/Short Strategies Fund, LLC
Funds allowing monthly withdrawals (notice periods ranging from 30 to 90 days)	5	31.90%
Funds allowing quarterly withdrawals (notice periods ranging from 45 to 65 days)	10	56.23%
Funds allowing annual withdrawals (notice period of 45 days)	1	11.87%

25

Notes to Financial Statements (Unaudited) (continued)

7. Investments in Portfolio Funds (continued)

At July 31, 2026, the Funds made no commitment to purchase Portfolio Funds and made the following redemption requests from Portfolio Funds, which are effective September 30, 2026:

Fund Redemptions	Amount
Aetos Long/Short Strategies Fund, LLC
Encompass Capital Fund L.P.	$1,898,270
Long Pond Capital QP Fund, LP	3,117,693

8. Subsequent Events

Subsequent to July 31, 2026, the Funds received the following commitments from investors:

Fund	Amount
Aetos Multi-Strategy Arbitrage Fund, LLC	$3,007,333
Aetos Distressed Investment Strategies Fund, LLC	7,333
Aetos Long/Short Strategies Fund, LLC	3,007,333

The following table summarizes the repurchase requests received by the Funds that will be effective September 30, 2026 or on a future calendar quarter-end:

Fund	Number of Investors	Estimated Repurchase Amount Subsequent to 07/31/2026	% of Members’ Capital
Aetos Multi-Strategy Arbitrage Fund, LLC	2	$350,956	0.24%
Aetos Distressed Investment Strategies Fund, LLC	2	74,540	0.23%
Aetos Long/Short Strategies Fund, LLC	4	675,148	0.35%

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2026.

26

Approval of Continuation of Investment Advisory Agreements

July 30, 2026

(Unaudited)

At an in person meeting held on July 30, 2026 (the “July Meeting”), the Board of Managers of each Fund (the “Boards”), including the board members who are not “interested persons” of the Funds, as such term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Board Members”), considered the written and oral presentations by representatives of the Investment Manager during the July Meeting and the information presented therein, reviewed and discussed the written materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Funds by the Investment Manager. The Boards also considered the proposed fees to be charged under the Investment Advisory Agreements, as well as each Fund’s performance, and reviewed the comparative fee and performance data previously provided to the Boards by the Investment Manager. The Boards also considered the information provided by the Investment Manager regarding the Investment Manager’s financial performance and profitability. In considering the approval of the continuation of the Investment Advisory Agreement for each Fund for an additional one-year term, the Board members gave particular consideration to the following factors:

Nature, Extent and Quality of Services

The Board of each Fund reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Funds under the relevant Investment Advisory Agreement, including the selection of underlying hedge funds (“Portfolio Funds”), allocation of each Fund’s assets among, and monitoring performance of, Portfolio Funds, evaluation of risk exposure of Portfolio Funds and reputation, experience, oversight and training of Portfolio Funds’ investment managers (“Portfolio Managers”), management of short-term cash and operations of each Portfolio Fund, and day-to-day portfolio management and general due diligence and risk examination of Portfolio Funds before and after committing assets of each Fund for investment. The Boards also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager under the Investment Advisory Agreements, including, among other things, providing to each Fund office facilities, equipment and personnel. The Boards also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to each Fund. Based on the information reviewed, the Boards determined that the Investment Manager’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services to each Fund in an efficient and professional manner. The Boards concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Boards reviewed the performance of each Fund based on information provided by the Investment Manager that showed each Fund’s return for its most recent fiscal year and its average return for its most recent three- and five-year periods as compared to the return of other comparable registered funds-of-hedge-funds, an index of funds-of-hedge-funds and other relevant market indices, for their most recent fiscal years and their average returns for their most recent three- and five-year periods. The Boards considered each Fund’s performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally. The Boards concluded that each Fund’s performance was satisfactory.

27

Approval of Continuation of Investment Advisory Agreements

(Unaudited)(continued)

Fees and Expense Ratios Relative to Comparable Funds Managed by Other Advisers

The Boards reviewed the management fee rate of 0.55% annually of the net asset value of each Fund (the “Management Fee”) and total expense ratio of each Fund. The Boards also reviewed the annual separate program fee (the “Program Fee”) of up to 0.60% annually of an investor’s assets in the investment program managed by the Investment Manager (the “Program”) and the performance fee of up to 10% annually of aggregate Program net profits above the return of the 90-day Treasury Bill (the “Incentive Fee”) payable to the Investment Manager by Program investors in the Funds. The Boards also reviewed a report prepared by counsel to the Funds comparing the fees payable by each Fund to those payable by other comparable registered funds-of-hedge-funds. The Boards noted that the fees payable to the Investment Manager, including the Program fee and the Incentive Fee, were generally lower (and sometimes significantly lower) than or comparable to the fees payable to the advisers of most comparable registered funds-of-hedge-funds. The Boards concluded that each Fund’s Management Fee, the Program fee, the Incentive Fee and each Fund’s total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Boards reviewed the structure of each Fund’s Management Fee schedule under the Investment Advisory Agreements and noted that it does not include any breakpoints. The Boards considered that each Fund’s Management Fee was 0.55% annually and concluded, aided by the comparisons to other funds, that the fee was sufficiently low that the Boards did not need to consider adding breakpoints at this time. The Boards also determined that, given the relative size of each Fund, economies of scale were not a factor that needed to be considered at this time.

Profitability of the Investment Manager and Affiliates

The Boards considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager during the previous year from the Investment Manager’s relationship with each Fund. The Boards also considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager during the previous year. The Boards noted that the Funds’ investor base consists almost entirely of sophisticated, mostly institutional investors that are capable of evaluating whether the fees charged and the services provided by the Investment Manager are appropriate. The Boards noted that the Investment Manager had first become profitable in 2005, and that its profit margins had not substantially increased since that time and, in fact, had experienced a decline over the last several years. Based on their review of the information they received, the Boards concluded that the profits earned by the Investment Manager were not excessive in light of the advisory, administrative and other services provided to each Fund.

Other Benefits to the Investment Manager

The Boards considered potential benefits that could be received by the Investment Manager as a result of its relationship with the Funds and noted that the only benefit the Investment Manager receives as a result of its relationship with the Funds is its receipt of advisory fees, which the Boards did not regard as excessive.

28

Approval of Continuation of Investment Advisory Agreements

(Unaudited)(continued)

General Conclusion

After considering and weighing all of the above factors in their totality, as well as other information, the Board of each Fund, including the Independent Board Members, unanimously concluded that it would be in the best interest of such Fund and its Members to continue the Investment Advisory Agreements for an additional one-year term. In arriving at its decision to approve the Investment Advisory Agreements for each Fund, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. Prior to voting, the Independent Board Members also discussed the proposed continuation of each Investment Advisory Agreement in private sessions with legal counsel for the Funds at which no representatives of the Investment Manager were present.

29

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments

(a) Included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable as the Fund is a Closed-End Management Investment Company.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable as the Fund is a Closed-End Management Investment Company.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable as the Fund is a Closed-End Management Investment Company.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable as the Fund is a Closed-End Management Investment Company.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

As of the date of this filing, there have been no changes to any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s last proxy solicitation.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable as the Fund does not engage in securities lending activities.

Items 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Items 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Multi-Strategy Arbitrage Fund, LLC

By (Signature and Title)*
/s/ Michael F. Klein
Michael F. Klein, Principal Executive Officer

Date: September 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Michael F. Klein
Michael F. Klein, Principal Executive Officer

Date: September 23, 2026

By (Signature and Title)*
/s/ Scott D. Sawyer
Scott D. Sawyer, Principal Financial Officer

Date:September 23, 2026

* Print the name and title of each signing officer under his or her signature.